Intangibles (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information about Intangible Assets	The Company amortizes its intangible assets using the straight-line method as follows:

	Method	Period
Customer relationships	Straight line	1 - 13 years
Software	Straight line	3 years
Tradenames	-	Indefinite
Non-compete agreements	Straight line	3 - 10 years

As at	March 31, 2026					March 31, 2025
	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total	Customer relationships	Software	Tradenames (a)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Opening cost	175,492	16,833	3,020	8,806	204,151	163,297	15,866	2,844	7,738	189,745
Additions, purchased	—	—	—	—	—	—	116	—	—	116
Additions through business acquisition (note 4)	6,527	24	—	344	6,895	7,800	300	—	1,600	9,700
Additions, internally generated	—	316	—	—	316	—	123	—	—	123
Disposals / retirements	(3,058)	(46)	—	(6,289)	(9,393)	(424)	(338)	—	(810)	(1,572)
Disposals through divestiture (note 4)	(9,185)	(10,918)	(2,879)	(548)	(23,530)	—	—	—	—	—
Foreign currency translation adjustment	(2,496)	(414)	(141)	(144)	(3,195)	4,819	766	176	278	6,039
Ending cost	167,280	5,795	—	2,169	175,244	175,492	16,833	3,020	8,806	204,151
Opening accumulated amortization	107,441	15,206	—	7,054	129,701	91,530	10,578	—	6,364	108,472
Amortization	16,895	1,253	—	488	18,636	13,321	4,361	—	1,244	18,926
Impairment loss (notes 4, 9)	3,543	—	1,225	137	4,905	—	—	—	—	—
Disposals / retirements	(3,058)	—	—	(6,289)	(9,347)	(424)	(338)	—	(810)	(1,572)
Disposals through divestiture (note 4)	(9,185)	(10,918)	(1,218)	(548)	(21,869)	—	—	—	—	—
Foreign currency translation adjustment	(1,582)	(371)	(7)	(138)	(2,098)	3,014	605	—	256	3,875
Ending accumulated amortization	114,054	5,170	—	704	119,928	107,441	15,206	—	7,054	129,701
Net carrying amount	53,226	625	—	1,465	55,316	68,051	1,627	3,020	1,752	74,450

(a) Tradenames are allocated to the Industry Solutions CGU for the purpose of impairment testing.